SEGMENT REPORTING - Segment Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT REPORTING
Cryptocurrencies	¥ 252,206	$ 36,065	¥ 206,130	¥ 107,961
Property, equipment and software, net	43,582	6,232	16,549
Total assets	593,748	$ 84,904	636,644
Operating Segments
SEGMENT REPORTING
Prepayments and other current assets	20,058		26,047
Cryptocurrencies	252,206		206,130
Property, equipment and software, net	43,582		21,929
Total assets	593,748		642,024
Operating Segments | Cryptocurrency Mining
SEGMENT REPORTING
Prepayments and other current assets	1,177		19,251
Cryptocurrencies	250,600		206,130
Property, equipment and software, net	41,524		20,702
Total assets	315,095		309,312
Operating Segments | Online game services
SEGMENT REPORTING
Prepayments and other current assets	18,881		6,796
Cryptocurrencies	1,606
Property, equipment and software, net	2,058		1,227
Total assets	¥ 278,653		¥ 332,712